Introduction, Presentation, and Other Information - Changed Accounting Policy (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents		€ 110,995	€ 76,454	€ 77,751	€ 69,853
Cash flows from (used in) operating activities		40,188	21,823	5,678
Effect of exchange rate changes on cash and cash equivalents		(5,845)	(3,611)	(522)
Increase (decrease) in net change in cash and cash equivalents		€ 34,541	€ (1,297)	7,898
Mexican peso
Disclosure of voluntary change in accounting policy [line items]
Change in foreign currency exchange rate (as a percent)		(7.98%)
Foreign Currency Exchange Rate, Change In Average Rate, As A Percent		(3.07%)
U.S. dollar
Disclosure of voluntary change in accounting policy [line items]
Change in foreign currency exchange rate (as a percent)		(12.11%)
Foreign Currency Exchange Rate, Change In Average Rate, As A Percent		(1.88%)
Brazilian real
Disclosure of voluntary change in accounting policy [line items]
Change in foreign currency exchange rate (as a percent)		(13.65%)
Foreign Currency Exchange Rate, Change In Average Rate, As A Percent		6.58%
Pound sterling
Disclosure of voluntary change in accounting policy [line items]
Change in foreign currency exchange rate (as a percent)		(3.50%)
Foreign Currency Exchange Rate, Change In Average Rate, As A Percent		(6.74%)
Chilean peso
Disclosure of voluntary change in accounting policy [line items]
Change in foreign currency exchange rate (as a percent)		(3.98%)
Foreign Currency Exchange Rate, Change In Average Rate, As A Percent		2.18%
Polish zloty
Disclosure of voluntary change in accounting policy [line items]
Change in foreign currency exchange rate (as a percent)		5.59%
Foreign Currency Exchange Rate, Change In Average Rate, As A Percent		2.49%
In accordance with IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Impact Of New IFRS On Common Equity Tier 1, Fully Loaded Basis, As A Percent	(0.20%)
New IFRS Phase-in Period	5 years
Impact Of New IFRS On Common Equity Tier 1, Impairment Model, As A Percent	(0.01%)
IFRS 9 impact, as a percent	5.00%
New IFRS Increase (Decrease) In Impairment Provisions	€ 2,200
Change In Measurement Of Financial Instruments | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Debt instruments | In accordance with IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Portion reclassified, as a percent		0.20%
Change In Measurement Of Financial Instruments | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Loans and advances | In accordance with IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Portion reclassified, as a percent		0.30%
Change In Measurement Of Financial Instruments | Financial assets measured at fair value through other comprehensive income, category | Debt instruments | In accordance with IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Portion reclassified, as a percent		5.10%
Change In Measurement Of Financial Instruments | Financial assets measured at fair value through other comprehensive income, category | Loans and advances | In accordance with IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Portion reclassified, as a percent		0.20%
Change In Definition Of Cash And Cash Equivalents
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents				(3,578)
Cash flows from (used in) operating activities				(7,179)
Effect of exchange rate changes on cash and cash equivalents				3,176
Increase (decrease) in net change in cash and cash equivalents				€ (4,003)